Related Party Transaction (Details) In Thousands, except Share data, unless otherwise specified					12 Months Ended
	Jun. 30, 2012	Feb. 08, 2012 AUD	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 SCP Technology and Growth Pty Limited USD ($)	Dec. 31, 2010 SCP Technology and Growth Pty Limited USD ($)	Sep. 30, 2011 Jeffrey Mathiesen AUD
Related Party Transaction
Amount paid to related party for the provision of intellectual property and patent services					$ 9	$ 4
Common stock sold (in shares)	6,277,538		6,019,663	5,063,968			14,375
Common stock offering price (in dollars per share)		8.00					8.00